Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Sep. 30, 2023 USD ($)
Leases [Abstract]
Year 1	$ 38,084
Year 2	31,545
Year 3	26,709
Year 4	21,934
Year 5	15,039
Thereafter	35,884
Total future minimum lease payments	169,195
Lease imputed interest	(13,883)
Total	$ 155,312